Acquisition of Quantum (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquisition of Quantum (Details) [Line Items]
Purchase consideration	$ 1,759
Estimated useful life	4 years
Business Acquisition [Member]
Acquisition of Quantum (Details) [Line Items]
Purchase consideration	$ 1,759
Issuance of shares common stock (in Shares)	458,902
Estimated fair value	$ 109
Contingent purchase consideration, description	●First milestone event will be met upon the retention of at least four members of the acquired assembled workforce for at least twelve months. The contingent purchase consideration associated with the first milestone event is cash consideration totaling $450 with an estimated acquisition date fair value of $400. This payment was made on December 31, 2020. ● Second milestone event will be met upon achieving certain product development criteria as outlined in the asset purchase agreement. The contingent purchase consideration associated with this milestone event is: i) cash consideration totaling $475 and; ii) additional consideration, at the Company’s election, of either cash totaling $500 or the issuance of 655,575 shares of common stock. The estimated acquisition date fair value of such amounts are $387 and $123, respectively. ●Third milestone event will be met upon the successful demonstration of a prototype as outlined in the asset purchase agreement. The contingent purchase consideration associated with this milestone event is: i) cash consideration totaling $475 and; ii) additional consideration, at the Company’s election, of either cash totaling $500 or the issuance of 655,575 shares of common stock. The estimated acquisition date fair value of such amounts are $387 and $123, respectively.
Common stock, risk-adjusted discount rates	12.50%
Quantum Fuel Systems, LLC [Member]
Acquisition of Quantum (Details) [Line Items]
Deferred cash payment	$ 250
Accrued interest	14
Estimated fairvalue	229
Initial estimated fair value	$ 1,421
Discounted utilizing rate	125.00%
Developed Technology [Member] | Quantum Fuel Systems, LLC [Member]
Acquisition of Quantum (Details) [Line Items]
Estimated useful life	4 years
Selling, General and Administrative Expenses [Member] | Business Acquisition [Member]
Acquisition of Quantum (Details) [Line Items]
Acquisition-related costs		$ 48
First Milestone [Member] | Quantum Fuel Systems, LLC [Member]
Acquisition of Quantum (Details) [Line Items]
Fair value deferred purchase consideration discounted utilizing a rate	12.50%
Second and Third Milestone [Member]
Acquisition of Quantum (Details) [Line Items]
Fair value deferred purchase consideration discounted utilizing a rate	12.50%